31. Interest and similar income	12 Months Ended
Dec. 31, 2020
Interest And Similar Income
31. Interest and similar income
31.	Interest and similar income

Interest and similar income in the consolidated income statement consists of interest accrued in the year on all financial assets with implicit or explicit return, calculated using the effective interest method, regardless of the fair value measurement, and the result as a result of hedge accounting. Interest is recognized on a gross basis, without deducting taxes withheld at source.

The breakdown of the main items of interest and similar charges accrued in 2020, 2019 and 2018 is as follows:

Thousand of reais	2020	2019	2018

Cash and balances with the Brazilian Central Bank	1,552,121	3,827,648	5,095,828
Loans and advances - Credit institutions	1,518,557	3,843,798	2,977,670
Loans and advances - Customers	44,103,997	50,406,078	46,471,507
Debt instruments	13,556,403	13,528,096	13,629,167
Pension Plans (Note 22,b)	16,720	27,353	-
Other interest	2,027,142	1,208,087	2,304,221
Total	62,774,940	72,841,060	70,478,393